Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents	Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
CASH AND CASH EQUIVALENTS
Cash equivalents	6	18,105	87,265
Cash	26,944	233,837	56,956
Cash and cash equivalents	26,950	251,942	144,221